Associated companies (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Schedule disclosing information related to associates
	Net income statement effect			Other comprehensive income effect [1]			Total comprehensive income effect

(USD millions)	2018	2017	2016	2018	2017	2016	2018	2017	2016

Roche Holding AG, Switzerland	526	456	464	75	108	– 39	601	564	425

GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK	5 910	629	234	– 557	– 145	710	5 353	484	944

Others	2	23	5				2	23	5

Associated companies related to continuing operations	6 438	1 108	703	– 482	– 37	671	5 956	1 071	1 374

[1] In 2018, Novartis share of other comprehensive income recognized by associated companies, net of taxes of USD 511 million was recycled into the consolidated income statement as a result of the divestment of the investment in GSK Consumer Healthcare Holdings Ltd. No Novartis share of other comprehensive income recognized by associated companies, net of taxes was recycled into the consolidated income statement in 2017 and 2016.

Schedule disclosing information related to associates, balance sheet value
Balance sheet value

(USD millions)	December 31, 2018	December 31, 2017

Roche Holding AG, Switzerland	8 195	8 121

GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK		7 020

Others	157	229

Total	8 352	15 370

Roche Holding AG, Switzerland
Statement [line items]
Associates summarized financial information
(CHF billions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities

December 31, 2017	31.6	55.4	22.2	25.5

June 30, 2018	29.6	57.8	23.0	25.0

(CHF billions)	Revenue	Net income	Other comprehen- sive income	Total comprehen- sive income

December 31, 2017	53.3	6.6	0.7	7.3

June 30, 2018	28.1	6.4	0.8	7.2

Purchase price allocation associates
(USD millions)	December 31, 2018

Novartis share of Roche’s estimated net assets	2 466

Novartis share of re-appraised intangible assets	521

Implicit Novartis goodwill	2 887

Current value of share in net identifiable assets and goodwill	5 874

Accumulated equity accounting adjustments and translation effects less dividends received	2 321

Balance sheet value	8 195

Schedule disclosing information related to associates, net income effect
(USD millions)	2018	2017	2016

Novartis share of Roche's estimated current-year consolidated net income	799	669	678

Prior-year adjustment	– 125	– 67	– 68

Amortization of fair value adjustments relating to intangible assets, net of taxes of USD 40 million (2017: USD 42 million; 2016: USD 42 million)	– 148	– 146	– 146

Net income effect	526	456	464

GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK
Statement [line items]
Schedule disclosing information related to associates, net income effect
(USD millions)	2018	2017	2016

Novartis share of GSK Consumer Healthcare's estimated current-year consolidated net income	119	589	268

Prior-year adjustment	4	47	– 22

Amortization of fair value adjustments relating to intangible assets and inventory, net of taxes of USD 1 million (2017: USD 1 million; 2016: USD 2 million)	– 3	– 7	– 12

Pre-tax gain on divestment of GSK Consumer Healthcare	5 790

Net income effect	5 910	629	234